CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2022		2,600,000	10,675	400	102,653,619
Balance at Dec. 31, 2022	$ 487,328	$ 26			$ 1,027	$ 1,061,015	$ 253	$ (574,993)
Net income	49,844							49,844
Issuance of stock, shares					2,033,613
Issuance of common stock (Note 11(f))	7,730				$ 20	7,710
Issuance of restricted stock and compensation cost, shares (Note 11(i))					1,750,000
Issuance of restricted stock and compensation cost (Note 11(i))	9,938				$ 18	9,920
Stock repurchased and retired, shares (Note 11(e))					6,628,493
Stock repurchased and retired (Note 11(e))	22,846				$ 66	22,780
Dividends on series B preferred stock ($2.21875) (Note 11(d))	(5,769)							(5,769)
Dividends on common stock (Note 11(f))	(64,276)							(64,276)
Warrants (Note 11(g))	(7,914)							(7,914)
Dividends in kind (Note 9(g))	(10,761)							(10,761)
Other comprehensive income	55						55
Balance, shares at Dec. 31, 2023		2,600,000	10,675	400	113,065,725
Balance at Dec. 31, 2023	489,021	$ 26			$ 1,131	1,101,425	308	(613,869)
Net income	$ 12,746							12,746
Issuance of stock, shares	9,837,680				9,837,680
Issuance of common stock (Note 11(f))	$ 28,047				$ 98	27,949
Issuance of restricted stock and compensation cost, shares (Note 11(i))					2,300,000
Issuance of restricted stock and compensation cost (Note 11(i))	10,012				$ 23	9,989
Dividends on series B preferred stock ($2.21875) (Note 11(d))	(5,769)							(5,769)
Dividends on common stock (Note 11(f))	(29,004)							(29,004)
Other comprehensive income	4						4
Balance, shares at Dec. 31, 2024		2,600,000	10,675	400	125,203,405
Balance at Dec. 31, 2024	505,057	$ 26			$ 1,252	1,139,363	312	(635,896)
Net income	$ 17,827							17,827
Issuance of stock, shares	26,674				26,674
Issuance of common stock (Note 11(f))	$ 35				$ 0	35
Issuance of restricted stock and compensation cost, shares (Note 11(i))					2,000,000
Issuance of restricted stock and compensation cost (Note 11(i))	9,605				$ 20	9,585
Stock repurchased and retired, shares (Note 11(e))					11,442,645
Stock repurchased and retired (Note 11(e))	23,048				$ 114	22,934
Dividends on series B preferred stock ($2.21875) (Note 11(d))	(5,769)							(5,769)
Dividends on common stock (Note 11(f))	(4,630)							(4,630)
Other comprehensive income	3,336						3,336
Balance, shares at Dec. 31, 2025		2,600,000	10,675	400	115,787,434
Balance at Dec. 31, 2025	$ 502,413	$ 26			$ 1,158	$ 1,126,049	$ 3,648	$ (628,468)